MassMutual Global Floating Rate Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%

COMMON STOCK — 0.6%
Communications — 0.0%
Telecommunications — 0.0%
Vantiva SA (a)	88,751	$19,655
Consumer, Cyclical — 0.1%
Entertainment — 0.0%
Technicolor Creative Studios SA (a)	88,751	21,277
Leisure Time — 0.1%
Carlson Travel, Inc. (a)	43,227	263,684
		284,961
Consumer, Non-cyclical — 0.3%
Food — 0.2%
CTI Foods Holding Co., LLC (a) (b) (c)	4,657	446,839
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $233,833) (a) (b) (c) (d)	333,090	196,110
		642,949
Energy — 0.2%
Oil & Gas Services — 0.2%
KCA Deutag International Ltd. (a)	7,834	434,004
Financial — 0.0%
Diversified Financial Services — 0.0%
Travelex Topco Ltd. (a) (b) (c)	2,999	—
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	688	—
Bahia De Las Isletas SL, Class A3 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	98	—
Bahia De Las Isletas SL, Class B2 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	876	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bahia De Las Isletas SL, Class B3 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	125	$—
		—

TOTAL COMMON STOCK (Cost $1,848,800)		1,381,569

TOTAL EQUITIES (Cost $1,848,800)		1,381,569

	Principal Amount
BONDS & NOTES — 92.0%
BANK LOANS — 87.8%
Advertising — 2.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
7.915% VRN 8/21/26	$1,672,711	1,520,377
Dotdash Meredith, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%
8.224% VRN 12/01/28	523,806	450,474
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
9.765% VRN 12/04/26	3,440,480	3,174,703
		5,145,554
Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, 3 mo. USD LIBOR + 2.250%
6.980% VRN 12/09/25	1,001,800	988,356
Airlines — 2.3%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.130% VRN 8/11/28	1,273,545	1,256,034
American Airlines, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.139% VRN 6/27/25	697,082	668,766
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
8.993% VRN 4/20/28	1,013,025	1,007,483
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD LIBOR + 3.000%
7.354% VRN 12/11/26	1,561,138	1,416,249
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.108% VRN 4/21/28	1,178,073	1,161,061
		5,509,593
Apparel — 0.4%
Crocs, Inc., Term Loan B, 3 mo. USD SOFR + 7.800%
7.800% VRN 2/20/29	1,011,939	990,435
Auto Parts & Equipment — 0.4%
Clarios Global LP, 2021 EUR Term Loan B, 1 mo. EURIBOR + 3.250%
5.148% VRN 4/30/26 EUR (e)	947,090	971,009
Banks — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
10.250% VRN 8/02/29	250,358	217,393

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
Amphora Finance Ltd., 2018 GBP Term Loan B, 6 mo. GBP LIBOR + 4.750%
6.641% VRN 5/23/25 GBP (e)	$500,000	$338,506
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.230% VRN 3/31/28	370,934	343,670
		682,176
Biotechnology — 0.4%
Advanz Pharma Corp., 2021 EUR Term Loan B, 1 mo. EURIBOR + 4.500%
6.398% VRN 6/01/28 EUR (e)	1,000,000	1,013,105
Building Materials — 1.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 11/23/27	734,750	641,584
LSF10 XL Bidco S.C.A., 2021 EUR Term Loan B4, 3 mo. EURIBOR + 3.925%
6.127% VRN 4/12/28 EUR (e)	853,470	733,573
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
9.375% VRN 10/12/28	1,064,417	1,037,807
		2,412,964
Chemicals — 4.9%
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	207,191	154,697
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	14,980	11,184
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
6.884% VRN 5/07/25	978,806	955,559
CPC Acquisition Corp., Term Loan, 3 mo. USD LIBOR + 3.750%
8.480% VRN 12/29/27	1,718,037	1,235,269
Flint Group GmbH
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	101,054	75,451
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	64,065	47,833
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	3,703	2,765
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	344,963	257,563
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
8.575% VRN 9/21/23	594,415	429,958
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
8.575% VRN 9/21/23	3,715,640	2,687,634
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%
9.230% VRN 8/18/28	550,943	534,415
Kraton Corp., 2022 USD Term Loan, 3 mo. SOFR CME + 3.250%
8.040% VRN 3/15/29	399,140	395,025
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD SOFR + 8.050%
8.052% VRN 10/15/28	934,867	901,913
New Arclin U.S. Holding Corp.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 1.000%
1.000% VRN 10/02/28 (f)	$112,911	$98,853
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 9/30/28	765,703	670,373
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
8.500% VRN 11/09/28	422,700	404,853
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR CME + 4.250%
8.494% VRN 4/23/29	1,540,770	1,298,253
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. Prime + 3.750%
11.250% VRN 10/15/25	1,214,853	975,527
Trinseo Materials Operating S.C.A., 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
6.884% VRN 5/03/28	729,399	677,429
		11,814,554
Commercial Services — 6.4%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
6.752% VRN 8/17/26 EUR (e)	640,000	667,227
APX Group, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%, 3 mo. Prime + 2.250%
6.730% - 9.750% VRN 7/10/28	1,214,095	1,196,260
AVSC Holding Corp.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
7.983% VRN 3/03/25	1,437,999	1,315,237
2020 Term Loan B2, 3 mo. USD LIBOR + 4.500%
8.685% VRN 10/15/26	509,282	468,646
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EURIBOR + 4.500%
6.702% VRN 12/15/28 EUR (e)	1,000,000	993,516
Cimpress Public Ltd. Co., USD Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 5/17/28	214,145	191,583
CoreLogic, Inc.
Term Loan, 1 mo. USD LIBOR + 3.500%
7.938% VRN 6/02/28	1,313,819	1,092,112
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
10.938% VRN 6/04/29	532,670	373,136
EAB Global, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 8/16/28	495,000	475,200
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.750%
8.210% VRN 3/20/28 GBP (e)	500,000	543,272
Ensono, LP, 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
8.901% VRN 5/26/28	891,246	797,888
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
5.204% VRN 9/01/24 EUR (e)	1,000,000	1,032,984
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
6.610% VRN 10/24/25 EUR (e)	2,000,000	2,004,952
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.390% VRN 1/29/25	979,644	857,806
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.500%
7.884% VRN 12/17/27	478,962	434,658
2021 Term Loan B1, 1 mo. USD LIBOR + 3.500%
7.884% VRN 12/17/27	300,467	272,674
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EURIBOR + 2.375%
2.638% VRN 7/15/25 EUR (e)	1,000,000	1,021,616

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.250%
5.378% VRN 3/27/28 EUR (e)	$1,375,000	$1,362,655
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
7.384% VRN 2/05/26	487,336	461,054
		15,562,476
Computers — 2.1%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.480% VRN 10/18/27	937,786	903,791
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.170% VRN 7/27/28	676,475	575,849
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR CME + 3.750%
7.974% VRN 3/01/29	422,437	392,187
Panther Commercial Holdings LP, Term Loan, 3 mo. USD LIBOR + 4.250%
8.665% VRN 1/07/28	978,766	876,808
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.108% VRN 4/27/28	1,545,354	1,063,528
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
8.358% VRN 4/24/28	922,686	762,138
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
11.608% VRN 4/23/29	770,186	565,286
		5,139,587
Cosmetics & Personal Care — 0.9%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD LIBOR + 2.250%
6.471% VRN 4/07/25	780,426	765,988
Hoffmaster Group, Inc., 2018 1st Lien Term Loan (Acquired 3/18/21-11/09/21, Cost $1,356,787), 3 mo. USD LIBOR + 4.000%
8.730% VRN 11/21/23 (d)	1,392,055	1,253,964
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
8.980% VRN 3/01/28	294,425	213,605
		2,233,557
Distribution & Wholesale — 0.7%
Ammeraal Beltech Holding B.V., 2018 EUR 1st Lien Term Loan, 3 mo. EURIBOR + 3.750%
5.952% VRN 7/30/25 EUR (e)	1,000,000	997,895
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
8.480% VRN 3/31/28	722,936	685,885
		1,683,780
Diversified Financial Services — 1.9%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.000%
7.750% VRN 11/01/28	804,058	791,796
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
9.634% VRN 10/25/28	610,275	538,061
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
7.519% VRN 10/22/26	1,132,378	1,120,851
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.134% VRN 4/07/28	1,000,000	947,500
Edelman Financial Center LLC

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 4/07/28	$232,522	$216,420
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.134% VRN 7/20/26	500,000	448,125
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD SOFR + 3.000%
7.421% VRN 1/13/29	524,050	509,114
		4,571,867
Electric — 1.0%
Arvos BidCo SARL
EUR 1st Lien Term Loan B1, 3 mo. EURIBOR + 5.500%
7.454% VRN 8/29/24 EUR (e)	865,302	509,444
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
9.915% VRN 8/29/24	123,167	67,536
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
9.915% VRN 8/29/24	123,167	67,536
Edgewater Generation LLC, Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 12/13/25	772,532	730,623
Helix Gen Funding LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.134% VRN 6/03/24	1,109,444	1,090,550
		2,465,689
Electrical Components & Equipment — 0.4%
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EURIBOR + 4.750%
6.722% VRN 10/03/26 EUR (e)	500,000	409,982
SGB-SMIT Management GmbH, EUR Term Loan B (Acquired 4/02/19-12/30/22, Cost $554,007), 1 mo. EURIBOR + 4.500%
6.398% VRN 7/18/24 EUR (d) (e)	514,819	418,276
		828,258
Engineering & Construction — 0.7%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.073% VRN 3/31/28	720,763	688,329
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 5/12/28	937,225	892,875
		1,581,204
Entertainment — 2.7%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
7.274% VRN 4/22/26	1,107,226	596,285
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.000%
5.479% VRN 6/13/24 EUR (e)	500,000	528,534
Motion Finco SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.202% VRN 11/12/26 EUR (e)	1,000,000	1,000,089
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EURIBOR + 3.750%
3.984% VRN 9/16/26 EUR (e)	500,000	499,477
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. SOFR CME + 3.500%
7.097% VRN 4/04/29	640,000	609,299
Technicolor Creative Studios, EUR Term Loan, 3 mo. EURIBOR + 6.000%
8.046% VRN 9/07/26 EUR (e)	900,000	541,318

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vacalians Group, EUR Term Loan B, 3 mo. EURIBOR + 4.000%
5.954% VRN 12/04/25 EUR (e)	$330,783	$340,515
Vue International Bidco PLC
2019 EUR Term Loan B, 1 mo. EURIBOR + 4.750%
6.264% VRN 7/03/26 EUR (e)	923,797	556,244
2022 EUR Term Loan, 3 mo. EURIBOR + 8.000%
9.766% VRN 6/30/27 EUR (e)	145,796	141,241
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 2.750%
7.140% - 7.480% VRN 5/18/25	1,226,283	1,197,465
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD LIBOR + 2.125%
6.509% VRN 1/20/28	518,991	512,286
		6,522,753
Environmental Controls — 0.6%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
7.634% VRN 3/06/25	1,050,822	698,796
Madison IAQ LLC, Term Loan, 3 mo. USD LIBOR + 3.250%
7.988% VRN 6/21/28	813,462	754,998
		1,453,794
Food — 1.3%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
8.730% VRN 6/09/28	303,821	277,996
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
5.340% VRN 8/31/25 EUR (e)	850,000	765,438
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
7.438% VRN 12/08/28	496,250	478,881
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD LIBOR + 7.000%
10.380% VRN 5/03/24	310,657	309,720
Second Out Term Loan, 3 mo. USD LIBOR + 9.000%
13.460% VRN 5/03/24	206,017	195,095
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
6.141% VRN 6/24/25 EUR (e)	75,107	76,228
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125%
2.756% VRN 1/29/27 EUR (e)	1,000,000	994,715
		3,098,073
Health Care – Products — 3.0%
Auris Luxembourg III SARL
EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
6.436% VRN 2/27/26 EUR (e)	1,500,000	1,434,204
2019 USD Term Loan B2, 3 mo. USD LIBOR + 3.750%, 6 mo. USD LIBOR + 3.750%
8.501% - 8.678% VRN 2/27/26	2,455,364	2,181,174
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
6.605% VRN 6/29/28 EUR (e)	650,000	597,637
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
9.743% VRN 10/01/24	1,048,895	751,994

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 10/23/28	$2,481,250	$2,354,657
		7,319,666
Health Care – Services — 4.2%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 4.250%
6.331% VRN 12/18/28 EUR (e)	600,000	602,449
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.389% VRN 12/10/29	1,497,326	823,529
Envision Healthcare Corp.
2022 Third Out Term Loan, 3 mo. SOFR CME + 3.750%
8.330% VRN 3/31/27	370,372	92,593
2022 Second Out Term Loan, 3 mo. SOFR CME + 4.250%
8.830% VRN 3/31/27	845,555	287,489
2022 First Out Term Loan, 3 mo. SOFR CME + 7.875%
12.605% VRN 3/31/27	145,541	128,986
ICON Luxembourg SARL, LUX Term Loan, 3 mo. USD LIBOR + 2.250%
7.000% VRN 7/03/28	669,334	666,744
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.384% VRN 11/01/29	294,737	271,158
NAPA Management Services Corp., Term Loan B, 1 mo. USD SOFR + 9.670%
9.673% VRN 2/23/29	828,614	669,885
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
8.639% VRN 7/09/25	1,750,000	1,463,438
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.165% VRN 11/16/25	742,455	698,279
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
6.890% VRN 3/06/25	1,000,000	978,000
Surgery Center Holdings, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
8.050% VRN 8/31/26	633,144	624,368
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
9.573% VRN 3/02/27	1,354,339	1,012,368
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B (Acquired 8/03/20, Cost $377,864), 6 mo. EURIBOR + 5.000%
5.654% VRN 6/30/25 EUR (d) (e)	321,190	311,155
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%
8.370% VRN 10/01/28	728,169	692,256
US Radiology Specialists, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 5.250%
9.980% VRN 12/15/27	1,033,604	931,050
		10,253,747
Holding Company – Diversified — 0.4%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 9.250%
14.015% VRN 10/03/27	900,000	684,000
Hilding Anders International AB
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-10/31/22, Cost $250,098), 6 mo. EURIBOR + 5.000%
7.118% VRN 2/28/26 EUR (d) (e)	380,622	254,648

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2022 EUR PIK Reorg Holdco, 1 mo. EURIBOR + 12.000%
12.000% VRN 2/28/27 EUR (b) (c) (e)	$345,939	$—
		938,648
Home Furnishing — 0.5%
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
8.440% VRN 9/25/28	1,462,483	1,241,282
Household Products & Wares — 0.1%
Illuminate Merger Sub Corp., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
7.884% VRN 7/21/28	280,593	252,183
Housewares — 0.4%
Solis IV B.V., USD Term Loan B1, 3 mo. SOFR CME + 3.500%
7.859% VRN 2/26/29	1,146,456	1,004,170
Insurance — 1.6%
Acrisure, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 2/15/27	270,803	253,540
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 5/09/25	708,211	698,119
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
7.634% VRN 12/23/26	1,945,070	1,729,906
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
9.634% VRN 1/20/29	1,551,724	1,199,265
		3,880,830
Internet — 3.0%
Endure Digital, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
7.717% VRN 2/10/28	1,193,685	1,069,840
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
8.980% VRN 8/19/28	751,360	735,394
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
6.452% VRN 4/03/28 EUR (e)	886,500	888,458
MH Sub I LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 9/13/24	726,832	705,129
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 9/13/24	281,010	272,681
2021 2nd Lien Term Loan, 3 mo. SOFR CME + 6.250%
10.649% VRN 2/23/29	500,000	445,625
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
7.985% VRN 8/31/28	442,442	424,496
PUG LLC
USD Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 2/12/27	426,905	351,484
2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
8.634% VRN 2/12/27	906,795	748,106
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
7.743% VRN 7/20/28	960,000	909,600

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
W3 Topco LLC, 2019 Term Loan B, 3 mo. USD LIBOR + 6.000%
10.699% -10.753% VRN 8/16/25	$690,053	$653,480
		7,204,293
Investment Companies — 1.3%
Energize HoldCo LLC, 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 12/08/28	717,117	683,771
Median B V
2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.202% VRN 10/14/27 EUR (e)	800,000	720,053
2021 GBP Term Loan B, 3 mo. GBP LIBOR + 6.000%
9.427% VRN 10/14/27 GBP (e)	650,000	653,211
Triley Midco 2 Ltd, EUR Term Loan B, 1 mo. EURIBOR + 4.750%
6.648% VRN 4/09/29 EUR (e)	1,000,000	998,194
		3,055,229
Leisure Time — 2.3%
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 10/18/28	992,481	926,481
City Football Group Ltd., Term Loan, 1 mo. USD LIBOR + 3.000%
7.361% VRN 7/21/28	918,557	856,554
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
6.706% VRN 9/12/25 EUR (e)	2,000,000	1,806,919
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 Day GBP SONIA + 4.250%
7.710% VRN 3/03/24 GBP (e)	1,482,094	1,593,930
Silk Bidco AS, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.908% VRN 2/24/25 EUR (e)	500,000	417,143
		5,601,027
Lodging — 2.2%
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.952% VRN 1/31/25 EUR (e)	1,000,000	943,548
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EURIBOR + 3.375%
5.177% VRN 7/31/26 EUR (e)	2,000,000	1,987,032
Compass IV Ltd.
2018 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
6.005% VRN 5/09/25 EUR (e)	500,000	503,379
2018 EUR 2nd Lien Term Loan, 3 mo. EURIBOR + 8.000%
10.005% VRN 5/08/26 EUR (e)	500,000	479,026
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
7.384% VRN 8/02/28	531,390	527,405
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
9.318% VRN 9/09/26	962,405	944,764
		5,385,154
Machinery – Diversified — 1.2%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%
8.730% VRN 10/13/28	990,588	780,088
Pro Mach Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.384% VRN 8/31/28	778,009	755,447

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Titan Acquisition Ltd., 2018 Term Loan B, 6 mo. USD LIBOR + 3.000%
8.151% VRN 3/28/25	$1,409,761	$1,313,939
		2,849,474
Media — 5.9%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
7.640% VRN 12/01/23	1,535,407	1,143,326
Altice Financing SA, EUR 2017 1st Lien Term Loan, 3 mo. EURIBOR + 2.750%
4.128% VRN 1/31/26 EUR (e)	979,381	1,001,201
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
6.568% VRN 7/17/25	626,053	590,055
Cumulus Media New Holdings, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.134% VRN 3/31/26	1,092,779	1,020,655
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.384% VRN 8/02/27	1,301,104	1,263,971
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
7.384% VRN 5/01/26	1,386,237	1,267,977
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 6 mo. USD LIBOR + 4.750%
8.316% VRN 7/28/28	1,202,629	1,129,341
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 9/25/26	518,106	418,967
Springer Nature Deutschland GmbH, 2021 EUR Term Loan B17, 3 mo. EURIBOR + 2.750%
4.952% VRN 8/14/26 EUR (e)	933,125	949,988
Univision Communications, Inc.
2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 1/31/29	1,178,893	1,141,074
2022 First Lien Term Loan B, 3 mo. SOFR CME + 4.250%
8.830% VRN 6/24/29	176,106	173,553
Virgin Media SFA Finance Ltd.
GBP Term Loan L, 1 mo. GBP SONIA + 3.250%
6.211% VRN 1/15/27 GBP (e)	1,000,000	1,115,256
GBP Term Loan M, 1 mo. GBP SONIA + 3.250%
6.211% VRN 11/15/27 GBP (e)	1,850,000	2,041,172
Ziggo B.V., 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%
3.764% VRN 1/31/29 EUR (e)	1,000,000	984,150
		14,240,686
Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
7.702% - 8.765% VRN 10/12/28	1,230,888	1,138,572
WireCo WorldGroup, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.250%
8.938% VRN 11/13/28	200,064	194,312
		1,332,884
Mining — 0.5%
U.S. Silica Co., 2018 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.438% VRN 5/01/25	1,160,845	1,147,785
Miscellaneous - Manufacturing — 1.1%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 2.500%
6.884% VRN 3/31/27	733,092	716,348

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
7.420% VRN 12/31/27	$762,013	$749,158
Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%
9.480% VRN 5/29/28	854,752	705,171
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 9/06/25	586,425	560,218
		2,730,895
Oil & Gas — 0.7%
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%
10.970% - 11.140% VRN 8/25/26	1,898,468	1,779,814
Packaging & Containers — 1.5%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 2.750%
7.480% VRN 4/22/24	197,566	189,664
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.370% VRN 4/03/24	1,380,084	1,345,775
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
8.598% VRN 4/13/29	663,100	630,223
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
7.384% VRN 8/04/27	508,759	499,006
Kouti B.V., 2021 EUR Term Loan, 3 mo. EURIBOR + 3.175%
5.129% VRN 8/31/28 EUR (e)	600,000	596,238
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
7.743% VRN 10/02/28	341,772	271,466
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
11.485% VRN 10/01/29	254,237	153,338
		3,685,710
Pharmaceuticals — 4.1%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
5.034% VRN 3/06/26 EUR (e)	500,000	470,104
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%
5.952% - 8.250% VRN 5/04/25	1,183,297	1,057,145
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
9.667% VRN 2/01/27	1,039,684	786,698
Embecta Corp., Term Loan B, 6 mo. SOFR CME + 3.000%
7.791% VRN 3/30/29	364,937	347,146
Financiere Verdi I S.A.S., 2021 GBP Term Loan B, 3 mo. GBP LIBOR + 4.500%
7.927% VRN 4/17/28 GBP (e)	1,000,000	977,436
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
8.730% VRN 10/01/27	597,058	558,995
Horizon Therapeutics USA, Inc., Term Loan B1, 1 mo. USD LIBOR + 2.000%
6.438% VRN 5/22/26	494,267	493,441
IVC Acquisition Ltd.
2021 EUR Term Loan B5, 6 mo. EURIBOR + 4.000%
6.294% VRN 2/13/26 EUR (e)	587,000	581,749
2022 EUR Term Loan B6, 3 mo. EURIBOR + 4.750%
7.044% VRN 2/13/26 EUR (e)	700,000	716,067

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 GBP Term Loan B3, 3 mo. GBP LIBOR + 4.500%
7.703% VRN 2/13/26 GBP (e)	$500,000	$542,704
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 5/05/28	532,642	527,231
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 1 mo. EURIBOR + 3.500%
5.394% VRN 8/21/26 EUR (e)	925,000	903,526
2020 GBP Term Loan F, 6 mo. GBP LIBOR + 4.500%
7.448% VRN 8/21/26 GBP (e)	500,000	526,395
Organon & Co., USD Term Loan, 3 mo. USD LIBOR + 3.000%
7.750% VRN 6/02/28	376,522	372,287
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
8.491% VRN 7/06/28	548,387	483,496
Perrigo Investments LLC, Term Loan B, 1 mo. SOFR CME + 2.500%
6.923% VRN 4/20/29	482,513	478,894
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD LIBOR + 2.250%
7.000% VRN 7/03/28	166,765	166,120
		9,989,434
Pipelines — 0.9%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
6.634% VRN 11/01/26	386,846	384,297
Freeport LNG Investments, LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
7.743% VRN 12/21/28	1,084,943	1,029,339
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
7.924% VRN 10/05/28	770,308	760,079
		2,173,715
Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.134% VRN 8/21/25	981,042	956,869
Retail — 6.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%, 3 mo. USD LIBOR + 1.750%
6.134% - 6.165% VRN 11/19/26	489,899	480,713
Constellation Automotive Ltd.
GBP Term Loan B, 1 Day GBP SONIA + 4.750%
5.941% VRN 7/28/28 GBP (e)	500,000	413,394
GBP 2nd Lien Term Loan B, 1 Day GBP SONIA + 7.500%
9.190% VRN 7/27/29 GBP (e)	500,000	237,903
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
7.665% VRN 1/31/28	1,039,238	981,301
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.134% VRN 3/06/28	965,219	925,404
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.134% VRN 10/19/27	959,626	912,297
LBM Acquisition LLC, Term Loan B, 6 mo. USD LIBOR + 3.750%
7.121% VRN 12/17/27	1,470,518	1,271,542

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 11/01/28	$10,206	$9,540
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
8.980% VRN 4/15/28	1,910,151	1,643,800
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
6.993% VRN 12/28/27	1,047,113	912,297
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
7.976% VRN 3/03/28	1,202,728	1,166,021
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
8.130% VRN 2/11/28	978,769	955,827
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan (Acquired 6/22/20, Cost $1,331,579), 3 mo. USD LIBOR + 7.500%
12.269% VRN 8/10/23 (d)	1,331,579	606,015
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 6/02/28	1,329,004	1,268,016
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
9.440% VRN 4/16/26	1,217,535	1,123,517
White Cap Buyer LLC, Term Loan B, 1 mo. SOFR CME + 3.750%
8.073% VRN 10/19/27	1,029,994	994,315
Winterfell Financing SARL, EUR Term Loan B, 3 mo. EURIBOR + 2.925%
4.651% VRN 5/04/28 EUR (e)	500,000	473,674
		14,375,576
Software — 8.7%
AppLovin Corp., 2021 Term Loan B, 3 mo. Prime + 2.000%
9.500% VRN 10/25/28	683,204	647,336
Ascend Learning LLC
2021 Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 12/11/28	871,698	822,665
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
10.134% VRN 12/10/29	454,545	388,068
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR CME + 3.500%
7.821% VRN 2/15/29 (f)	107,049	96,382
2022 Term Loan B, 1 mo. SOFR CME + 3.500%
7.821% VRN 2/15/29	628,430	565,813
Banff Merger Sub, Inc.
2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 10/02/25	1,333,602	1,274,656
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.500%
9.884% VRN 2/27/26	283,962	260,535
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 4.500%
9.080% VRN 7/06/29	1,044,712	1,034,024
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 10/08/28	1,265,142	1,186,867
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
10.384% VRN 10/08/29	566,667	471,280
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 10/16/28	991,256	882,218
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
6.871% VRN 6/13/24	1,289,522	1,137,462
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
10.621% VRN 6/13/25	6,482	4,799
Hyland Software, Inc.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 7/01/24	$970,625	$956,308
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
10.634% VRN 7/07/25	501,818	473,465
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
7.705% VRN 9/03/25 GBP (e)	1,000,000	1,132,641
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.011% VRN 12/01/27	1,477,578	1,164,819
Loyalty Ventures, Inc., Term Loan B (Acquired 10/08/21-1/06/22, Cost $1,547,835), 1 mo. USD LIBOR + 4.500%
8.884% VRN 11/03/27 (d)	1,558,593	619,541
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
8.384% VRN 12/18/28	936,366	788,889
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.134% VRN 12/17/29	308,219	232,416
Mitchell International, Inc.
2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.415% VRN 10/15/28	733,155	673,916
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
11.235% VRN 10/15/29	400,000	330,500
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.134% VRN 3/13/28	484,327	461,375
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%
8.730% VRN 6/02/28	881,347	802,343
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD SOFR + 8.500%
8.494% VRN 2/01/29	694,839	533,074
2022 2nd Lien Term Loan, 3 mo. USD SOFR + 11.600%
11.594% VRN 2/01/30	1,801,662	1,084,006
Renaissance Holding Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
7.634% VRN 5/30/25	402,795	383,259
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
8.384% VRN 5/12/28	1,190,560	1,123,805
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 1.750%
6.134% VRN 4/16/25	440,821	432,556
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.250%
8.998% VRN 5/03/27	195,332	178,827
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
6.952% VRN 9/01/25 EUR (e)	733,163	552,422
2021 USD Term Loan B, 3 mo. USD LIBOR + 5.000%
9.730% VRN 9/01/25	455,539	319,365
		21,015,632
Telecommunications — 4.4%
CCI Buyer, Inc., Term Loan, 3 mo. SOFR CME + 4.000%
8.580% VRN 12/17/27	1,019,881	971,947
Cincinnati Bell, Inc., 2021 Term Loan B2, 1 mo. SOFR CME + 3.250%
7.673% VRN 11/22/28	640,323	627,516
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.875% VRN 10/02/27	775,793	682,535
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.154% VRN 12/01/27	486,270	447,976

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Digicel International Finance Ltd., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 5/28/24	$148,298	$124,274
GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
9.139% VRN 8/31/27	993,664	635,200
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. USD SOFR + 7.500%
7.445% VRN 2/01/29	969,409	934,093
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.134% VRN 3/01/27	774,956	741,052
Lorca Holdco Ltd.
2021 EUR Term Loan B2,
0.000% 9/17/27 EUR (e) (g)	1,000,000	1,019,935
EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
6.819% VRN 9/17/27 EUR (e)	500,000	515,229
Numericable Group SA, EUR Term Loan B11, 3 mo. EURIBOR + 3.000%
4.605% VRN 7/31/25 EUR (e)	1,484,252	1,505,610
Nuuday A S, EUR Term Loan B,
0.000% 12/31/27 EUR (e) (g)	1,000,000	986,826
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD LIBOR + 4.750%
9.485% VRN 12/04/28	920,769	841,353
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
7.384% VRN 3/09/27	860,786	694,835
		10,728,381
Transportation — 1.8%
First Student Bidco, Inc.
Term Loan B, 3 mo. USD LIBOR + 3.000%
7.726% VRN 7/21/28	1,166,270	1,050,855
Term Loan C, 3 mo. USD LIBOR + 3.000%
7.726% VRN 7/21/28	433,755	390,831
Kenan Advantage Group, Inc.
2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.134% VRN 3/24/26	1,263,281	1,228,541
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
11.634% VRN 9/01/27	528,634	485,022
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
8.730% VRN 7/26/28	1,235,000	1,125,740
		4,280,989

TOTAL BANK LOANS (Cost $243,303,187)		212,310,250

CORPORATE DEBT — 4.2%
Commercial Services — 1.0%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (e) (h)	260,000	241,899
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
6.378% FRN 1/15/27 EUR (e) (h)	339,000	338,063
BCP V Modular Services Finance II PLC
6.125% 11/30/28 GBP (e) (h)	350,000	353,421
Castor SpA
6.000% 2/15/29 EUR (e) (h)	196,000	186,729
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (h)	484,458	790,676
Verisure Holding AB

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.250% 2/15/27 EUR (e) (h)	$500,000	$462,027
3.875% 7/15/26 EUR (e) (h)	200,000	193,220
		2,566,035
Diversified Financial Services — 0.0%
Travelex Topco Ltd.
8.000% 5/15/22 EUR (b) (c) (e) (h) (i)	250,000	—
Electric — 0.2%
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC
4.750% 9/15/24 GBP (e) (h)	350,000	392,185
Entertainment — 0.3%
CPUK Finance Ltd.
4.875% 2/28/47 GBP (e) (h)	600,000	667,166
6.500% 8/28/26 GBP (e) (h)	100,000	110,692
		777,858
Food — 0.3%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (e) (h)	750,000	736,251
Internet — 0.3%
United Group BV
4.000% 11/15/27 EUR (e) (h)	500,000	395,435
4.625% 8/15/28 EUR (e) (h)	450,000	353,016
		748,451
Leisure Time — 0.1%
CWT Travel Group, Inc., (Acquired 12/09/16-8/14/18, Cost $1,374,114),
8.500% 11/19/26 (d) (h)	217,376	183,704
Lodging — 0.3%
TVL Finance PLC 3 mo. GBP SONIA + 5.395%
8.274% FRN 7/15/25 GBP (e) (h)	725,000	824,452
Machinery – Diversified — 0.1%
Galapagos SA 3 mo. EURIBOR + 4.750%
1.000% FRN 6/15/21 EUR (e) (h) (i)	20,000	107
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (h)	277,027	159,021
		159,128
Media — 0.3%
Tele Columbus AG
3.875% 5/02/25 EUR (e) (h)	1,000,000	801,647
Oil & Gas — 0.1%
KCA Deutag UK Finance PLC
15.000% 12/01/27	257,559	242,749
Oil & Gas Services — 0.2%
KCA Deutag UK Finance PLC SOFR + 9.000%
12.896% VRN 12/01/25	411,567	408,480

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (h)	$500,000	$445,752
Pharmaceuticals — 0.4%
Nidda Healthcare Holding GmbH
7.500% 8/21/26 EUR (e) (h)	1,000,000	1,018,265
Retail — 0.0%
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
1.000% FRN 9/15/20 GBP (e) (h) (i)	300,000	363
Telecommunications — 0.3%
Altice France SA
2.500% 1/15/25 EUR (e) (h)	350,000	335,319
4.000% 7/15/29 EUR (e) (h)	500,000	403,434
		738,753
Transportation — 0.1%
Anarafe SL
3 mo. EURIBOR + 11.750% 13.934% FRN 3/31/26 EUR (e) (h)	170,002	116,466
(Acquired 6/15/18, Cost $265,533), 3 mo. EURIBOR + 11.750%, 13.934% FRN 3/31/26 EUR (d) (e) (h)	161,484	110,630
		227,096

TOTAL CORPORATE DEBT (Cost $14,226,912)		10,271,169

TOTAL BONDS & NOTES (Cost $257,530,099)		222,581,419

	Number of Shares
WARRANTS — 0.0%
Financial — 0.0%
Diversified Financial Services — 0.0%
Travelex Topco Ltd. (a)	285	15,505

TOTAL WARRANTS (Cost $0)		15,505

TOTAL LONG-TERM INVESTMENTS (Cost $259,378,899)		223,978,493

TOTAL INVESTMENTS — 92.6% (Cost $259,378,899) (j)		223,978,493

Less Unfunded Loan Commitments — (0.1)%		(193,080)

NET INVESTMENTS — 92.5% (Cost $259,185,819)		223,785,413

Other Assets/(Liabilities) — 7.5%		18,050,501

NET ASSETS — 100.0%		$241,835,914

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

Abbreviation Legend

FRN	Floating Rate Note
PIK	Payment In Kind
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2022, these securities amounted to a value of $642,949 or 0.27% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2022, these securities amounted to a value of $3,954,043 or 1.64% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Unfunded or partially unfunded loan commitments.
(g)	All or a portion of the security represents unsettled loan commitments at December 31, 2022 where the rate will be determined at time of settlement.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $9,619,940 or 3.98% of net assets.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2022, these securities amounted to a value of $470 or 0.00% of net assets.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Canadian Imperial Bank of Commerce	1/13/23	EUR	1,233,545	USD	1,316,804	$4,470
Morgan Stanley & Co. LLC	1/13/23	USD	60,211,183	EUR	57,101,184	(951,040)
Morgan Stanley & Co. LLC	1/13/23	GBP	910,747	USD	1,099,217	2,092
Morgan Stanley & Co. LLC	1/13/23	EUR	8,124,865	USD	8,653,411	49,294
Morgan Stanley & Co. LLC	1/13/23	USD	16,788,416	GBP	13,723,625	193,298
						$(701,886)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.4%
France — 0.0%
Technicolor Creative Studios SA (a)	14,662	$3,515
Vantiva SA (a)	14,662	3,247
		6,762
Spain — 0.0%
Bahia De Las Isletas SL, Class A2 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	349	—
Bahia De Las Isletas SL, Class A3 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	49	—
Bahia De Las Isletas SL, Class B2 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	445	—
Bahia De Las Isletas SL, Class B3 (Acquired 1/12/22, Cost $0) (a) (b) (c) (d)	62	—
		—
United Kingdom — 0.4%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	172,373
Innovation International Holdings Ltd. (a) (b) (c)	142,479	149,858
KCA Deutag International Ltd. (a)	2,731	151,297
Travelex Topco Ltd. (a) (b) (c)	8,856	—
		473,528

TOTAL COMMON STOCK (Cost $349,744)		480,290

TOTAL EQUITIES (Cost $349,744)		480,290

	Principal Amount
BONDS & NOTES — 94.0%
BANK LOANS — 40.6%
Australia — 0.3%
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
7.743% VRN 7/20/28	$475,152	450,206
Canada — 1.5%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.130% VRN 8/11/28	352,830	347,978
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD LIBOR + 3.000%
7.354% VRN 12/11/26	742,345	673,448
Titan Acquisition Ltd., 2018 Term Loan B, 6 mo. USD LIBOR + 3.000%
8.151% VRN 3/28/25	939,725	875,852
		1,897,278

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
France — 1.2%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 2.750%
7.480% VRN 4/22/24	$65,699	$63,071
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
5.340% VRN 8/31/25 EUR (e)	500,000	450,258
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EURIBOR + 3.375%
5.177% VRN 7/31/26 EUR (e)	500,000	496,758
Technicolor Creative Studios, EUR Term Loan, 3 mo. EURIBOR + 6.000%
8.046% VRN 9/07/26 EUR (e)	300,000	180,439
Vacalians Group, EUR Term Loan B, 3 mo. EURIBOR + 4.000%
5.954% VRN 12/04/25 EUR (e)	330,783	340,515
		1,531,041
Germany — 1.3%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
5.034% VRN 3/06/26 EUR (e)	500,000	470,104
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000%-5.752% VRN 9/21/23 EUR (e)	895,152	668,355
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.523%-5.752% VRN 9/21/23 EUR (e)	16,259	12,139
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	69,404	51,820
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	3,989	2,978
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.752% VRN 9/21/23 EUR (e)	9,795	7,313
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.752%-7.009% VRN 9/21/23 EUR (e)	109,475	81,738
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
6.605% VRN 6/29/28 EUR (e)	500,000	459,721
		1,754,168
Ireland — 0.7%
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
9.480% VRN 4/03/28	984,453	931,007
Luxembourg — 2.8%
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.952% VRN 1/31/25 EUR (e)	500,000	471,774
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
9.915% VRN 8/29/24	320,548	175,766
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
9.915% VRN 8/29/24	320,548	175,766
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
6.436% VRN 2/27/26 EUR (e)	500,000	478,068
CCP Lux Holding SARL, EUR 1st Lien Term Loan, 6 mo. EURIBOR + 4.000%, VR
4.238% VRN 1/10/25 EUR (e)	500,000	497,224
CEP IV Investment 16 SARL

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EUR Term Loan B, 3 mo. EURIBOR + 4.750%
6.722% VRN 10/03/26 EUR (e)	$500,000	$409,982
USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 9.250%
14.015% VRN 10/03/27	1,050,000	798,000
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. USD SOFR + 7.500%
7.445% VRN 2/01/29	646,273	622,729
		3,629,309
Netherlands — 1.7%
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
5.204% VRN 9/01/24 EUR (e)	750,000	774,738
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.000%
5.479% VRN 6/13/24 EUR (e)	500,000	528,535
Median B V, 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.752% VRN 10/14/27 EUR (e)	500,000	450,033
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 3 mo. EURIBOR + 6.625%
7.810% VRN 5/04/26 EUR (e)	500,000	504,449
		2,257,755
Panama — 0.6%
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 10/18/28	883,929	825,147
Spain — 0.1%
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
6.141% VRN 6/24/25 EUR (e)	75,107	76,228
Sweden — 0.5%
Hilding Anders International AB
2022 EUR PIK Reorg Opco Term Loan, (Acquired 10/04/22-10/31/22, Cost $180,927), 6 mo. EURIBOR + 5.000%
7.118% VRN 2/28/26 EUR (d) (e)	275,316	184,195
2022 EUR PIK Reorg Holdco, 1 mo. EURIBOR + 12.000%
12.000% VRN 2/28/27 EUR (b) (c) (e)	250,229	—
IGT Holding IV AB, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 3.400%
8.130% VRN 3/31/28	451,724	441,561
		625,756
United Kingdom — 5.4%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
6.752% VRN 8/17/26 EUR (e)	510,000	531,697
City Football Group Ltd., Term Loan, 1 mo. USD LIBOR + 3.000%
7.361% VRN 7/21/28	918,557	856,554
Constellation Automotive Ltd., GBP Term Loan B, 1 Day GBP SONIA + 4.750%
5.941% VRN 7/28/28 GBP (e)	500,000	413,394
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
6.706% VRN 9/12/25 EUR (e)	1,000,000	903,459
Innovation Group PLC
2021 EUR Term Loan B2, 3 mo. EURIBOR + 6.000%
7.855% VRN 9/30/25 EUR (b) (c) (e)	193,643	207,285
2021 GBP Term Loan B, 1 Day GBP SONIA + 6.000%
9.427% VRN 9/30/25 GBP (b) (c) (e)	73,302	88,619

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 GBP Super Priority Facility 1, 1 Day GBP SONIA + 10.000%
12.960% VRN 9/30/25 GBP (b) (c) (e)	$33,983	$41,084
2021 GBP Super Priority Facility 2, 6 mo. GBP SONIA + 10.000%
13.460% VRN 9/30/25 GBP (b) (c) (e)	32,038	38,733
IVC Acquisition Ltd., 2022 EUR Term Loan B6, 3 mo. EURIBOR + 4.750%
7.044% VRN 2/13/26 EUR (e)	500,000	511,477
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
6.610% VRN 10/24/25 EUR (e)	500,000	501,238
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 Day GBP SONIA + 4.250%
7.710% VRN 3/03/24 GBP (e)	700,000	752,821
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, (Acquired 8/03/20, Cost $332,128), 6 mo. EURIBOR + 5.000%
5.654% VRN 6/30/25 EUR (d) (e)	282,314	273,494
Virgin Media SFA Finance Ltd., GBP Term Loan L, 1 mo. GBP SONIA + 3.250%
6.211% VRN 1/15/27 GBP (e)	1,000,000	1,115,256
Vue International Bidco PLC
2019 EUR Term Loan B, 1 mo. EURIBOR + 4.750%
6.264% VRN 7/03/26 EUR (e)	1,000,000	602,128
2022 EUR Term Loan, 3 mo. EURIBOR + 8.000%
9.766% VRN 6/30/27 EUR (e)	157,822	152,891
		6,990,130
United States — 24.5%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
7.640% VRN 12/01/23	494,583	368,286
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
7.274% VRN 4/22/26	482,853	260,035
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
8.993% VRN 4/20/28	506,512	503,742
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
10.250% VRN 8/02/29	250,358	217,393
Archroma Finance SARL, EUR 2017 Term Loan B1, 1 mo. EURIBOR + 3.50%
5.394% VRN 8/12/24 EUR (e)	750,000	782,766
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
9.634% VRN 10/25/28	573,517	505,652
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
9.634% VRN 1/20/29	775,862	599,633
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR CME + 3.500%
7.821% VRN 2/15/29 (f)	181,237	163,179
2022 Term Loan B, 1 mo. SOFR CME + 3.500%
7.821% VRN 2/15/29	1,063,952	957,940
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.389% VRN 12/10/29	748,663	411,765
AVSC Holding Corp., 2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
7.685% VRN 3/03/25	1,455,609	1,331,344
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
9.667% VRN 2/01/27	654,070	494,915

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
8.730% VRN 6/09/28	$243,057	$222,397
BVI Medical, Inc., 2020 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.058% VRN 3/02/26 EUR (e)	495,881	429,074
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
7.370% VRN 4/03/24	1,275,337	1,243,632
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 4.500%
9.080% VRN 7/06/29	363,141	359,426
Cincinnati Bell, Inc., 2021 Term Loan B2, 1 mo. SOFR CME + 3.250%
7.673% VRN 11/22/28	512,258	502,013
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
7.915% VRN 8/21/26	1,514,901	1,376,939
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 10/08/28	55,074	51,666
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
10.384% VRN 10/08/29	566,667	471,280
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
8.598% VRN 4/13/29	331,550	315,112
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
10.938% VRN 6/04/29	355,114	248,757
Dotdash Meredith, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%
8.224% VRN 12/01/28	419,045	360,379
Ensono, LP, 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
8.901% VRN 5/26/28	1,405	1,258
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
6.871% VRN 6/13/24	665,020	586,601
Five Star Intermediate Holding LLC, Term Loan, 6 mo. SOFR CME + 4.250%
7.620% VRN 5/05/29	201,721	195,418
Flint Group GmbH, USD Term Loan C, 3 mo. USD LIBOR + 4.250%
8.575% VRN 9/21/23	48,640	35,183
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
8.575% VRN 9/21/23	294,231	212,826
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%
9.230% VRN 8/18/28	367,295	356,277
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.134% VRN 3/06/28	605,239	580,273
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
7.702% - 8.765% VRN 10/12/28	295,277	273,131
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%
10.970% - 11.140% VRN 8/25/26	1,001,091	938,523
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
10.634% VRN 7/07/25	250,909	236,733
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.011% VRN 12/01/27	515,928	406,721
Kenan Advantage Group, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
11.634% VRN 9/01/27	528,634	485,022
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%,
10.134% VRN 9/21/29	139,109	133,743

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LBM Acquisition LLC, Term Loan B, 6 mo. USD LIBOR + 3.750%
7.121% VRN 12/17/27	$495,503	$428,457
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
9.743% VRN 10/01/24	136,367	97,767
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.170% VRN 7/27/28	708,056	602,732
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
8.440% VRN 9/25/28	736,052	624,724
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR CME + 3.750%
7.974% VRN 3/01/29	636,219	590,659
MedAssets Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.134% VRN 12/17/29	205,479	154,944
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.384% VRN 11/01/29	147,368	135,579
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
7.634% VRN 10/23/28	910,706	864,242
MH Sub I LLC, 2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
8.134% VRN 9/13/24	994,898	965,409
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
8.980% VRN 4/15/28	596,076	512,960
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
9.318% VRN 9/09/26	163,855	160,852
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
8.491% VRN 7/06/28	607,211	535,359
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.134% VRN 2/01/28	658,289	641,693
Perrigo Investments LLC, Term Loan B, 1 mo. SOFR CME + 2.500%
6.923% VRN 4/20/29	241,256	239,447
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
7.976% VRN 3/03/28	249,365	241,755
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR CME + 4.250%
8.494% VRN 4/23/29	543,270	457,760
Proampac PG Borrower LLC, 2020 Term Loan, (Acquired 8/03/22, Cost $481,714), 1 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 3.750%
6.251% - 8.425% VRN 11/03/25 (d)	498,116	475,491
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
7.884% VRN 2/12/27	361,678	297,781
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD SOFR + 8.500%
8.494% VRN 2/01/29	1,218,842	935,083
2022 2nd Lien Term Loan, 3 mo. USD SOFR + 11.600%
11.594% 2/01/30	900,831	542,003
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
8.639% VRN 7/09/25	1,000,000	836,250
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.108% VRN 4/27/28	548,205	377,280
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.165% VRN 11/16/25	413,275	388,685
Renaissance Holding Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
7.634% VRN 5/30/25	498,695	474,508

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. SOFR CME + 3.500%
7.097% VRN 4/04/29	$500,000	$476,015
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR CME + 3.000%
7.417% VRN 4/14/29	167,356	164,666
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, (Acquired 6/22/20, Cost $858,500), 3 mo. USD LIBOR + 7.500%
12.269% VRN 8/10/23 (d)	858,500	390,712
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
7.884% VRN 6/02/28	498,737	475,850
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
9.440% VRN 4/16/26	69,069	63,735
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.230% VRN 3/31/28	1,734	1,606
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.250%
8.998% VRN 5/03/27	130,221	119,218
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.108% VRN 4/21/28	343,411	338,452
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
10.884% VRN 5/14/29	147,059	137,010
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.384% VRN 8/27/25	748,101	741,825
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
8.358% VRN 4/24/28	892,808	737,460
		31,847,003

TOTAL BANK LOANS (Cost $60,770,306)		52,815,028

CORPORATE DEBT — 43.8%
Bermuda — 0.6%
Weatherford International Ltd.
8.625% 4/30/30 (g)	744,000	714,469
British Virgin Islands — 0.1%
New Metro Global Ltd.
4.800% 12/15/24 (g)	204,000	155,075
Canada — 0.3%
1375209 BC Ltd.
9.000% 1/30/28 (g)	81,000	78,874
Bausch Health Cos., Inc.
9.000% 12/15/25 (g)	165,000	131,064
11.000% 9/30/28 (g)	144,000	112,298
14.000% 10/15/30 (g)	27,000	16,028
		338,264
Cayman Islands — 4.3%
DP World Salaam 5 year CMT + 5.750%
6.000% VRN (g) (h)	1,555,000	1,537,195
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	2,225,479	1,891,657
Kaisa Group Holdings Ltd.

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
11.950% 10/22/22 (g) (i)	$1,000,000	$134,193
9.950% 7/23/25 (g) (i)	1,000,000	135,762
Shimao Group Holdings Ltd.
6.125% 2/21/24 (g)	721,000	132,583
3.450% 1/11/31 (g) (i)	857,000	151,699
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (g)	447,000	449,293
Sunac China Holdings Ltd.
7.950% 10/11/23 (g) (i)	352,000	75,477
5.950% 4/26/24 (g) (i)	556,000	117,616
Transocean Guardian Ltd.
5.875% 1/15/24 (g)	271,397	265,021
Transocean, Inc.
7.250% 11/01/25 (g)	600,000	530,532
Yuzhou Group Holdings Co. Ltd.
8.500% 2/04/23 (g) (i)	1,000,000	110,500
6.000% 10/25/23 (g) (i)	431,000	36,829
7.700% 2/20/25 (g) (i)	721,000	63,765
		5,632,122
Denmark — 1.2%
DKT Finance ApS
7.000% 6/17/23 EUR (e) (g)	1,500,000	1,590,533
France — 2.2%
Accor SA
2.375% 11/29/28 EUR (e) (g)	100,000	91,208
5 year EUR Swap + 4.561% 4.375% VRN EUR (e) (g) (h)	200,000	200,987
Altice France SA
2.500% 1/15/25 EUR (e) (g)	100,000	95,805
2.125% 2/15/25 EUR (e) (g)	300,000	282,666
Banijay Group SAS
6.500% 3/01/26 EUR (e) (g)	750,000	754,603
Chrome Holdco SASU
5.000% 5/31/29 EUR (e) (g)	910,000	754,128
Electricite de France SA 5 year EUR Swap + 3.970%
3.375% VRN EUR (e) (g) (h)	800,000	616,990
		2,796,387
Germany — 0.7%
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
6.378% FRN 1/15/27 EUR (e) (g)	169,000	168,533
Bayer AG 5 year EUR Swap + 3.108%
3.125% VRN 11/12/79 EUR (e) (g)	400,000	362,347
Silknet JSC
8.375% 1/31/27 (g)	426,000	401,505
		932,385
Greece — 1.2%
Piraeus Financial Holdings SA
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (e) (g)	100,000	104,092
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (e) (g)	963,000	860,857
5 year EUR Swap + 9.195% 8.750% VRN EUR (e) (g) (h)	750,000	634,241
		1,599,190

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Guatemala — 0.1%
CT Trust
5.125% 2/03/32 (g)	$200,000	$175,619
India — 0.0%
Future Retail Ltd.
5.600% 1/22/25 (g)	950,000	28,500
Ireland — 0.5%
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (g)	700,000	607,781
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (g) (h) (i)	500,000	14,063
		621,844
Italy — 0.4%
Castor SpA 3 mo. EURIBOR + 5.250%
7.296% FRN 2/15/29 EUR (e) (g)	199,000	205,768
Marcolin SpA
6.125% 11/15/26 EUR (e) (g)	400,000	368,235
		574,003
Liberia — 0.1%
Royal Caribbean Cruises Ltd., Convertible,
4.250% 6/15/23	81,000	80,372
Luxembourg — 1.9%
Acu Petroleo Luxembourg SARL
7.500% 1/13/32 (g)	541,000	493,922
Home Credit & Finance Bank OOO Via Eurasia Capital SA 5 year CMT + 7.362%
8.800% VRN (g) (h) (i)	450,000	36,000
Kenbourne Invest SA
4.700% 1/22/28 (g)	593,000	462,533
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	300,000	172,209
Pentair Finance SARL
5.900% 7/15/32	750,000	737,457
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (g)	630,737	508,769
		2,410,890
Mauritius — 0.1%
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (g) (h)	222,000	152,292
Mexico — 1.1%
Alsea SAB de CV
7.750% 12/14/26 (g)	671,000	665,498
Orbia Advance Corp. SAB de CV
5.500% 1/15/48 (g)	300,000	244,781
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (g)	500,000	455,250
		1,365,529

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 1.7%
Elastic NV
4.125% 7/15/29 (g)	$462,000	$373,157
Nobian Finance BV
3.625% 7/15/26 EUR (e) (g)	500,000	449,589
Prosus NV
3.832% 2/08/51	666,000	405,169
Telefonica Europe BV 6 year EUR Swap + 2.866%
2.880% VRN EUR (e) (g) (h)	100,000	86,612
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (g)	367,000	306,427
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (g)	345,000	301,497
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (g)	300,000	264,262
3.000% 10/23/29 EUR (e) (g)	100,000	81,510
		2,268,223
Panama — 0.1%
Carnival Corp.
5.750% 3/01/27 (g)	206,000	147,092
Spain — 0.6%
Anarafe SL, (Acquired 10/03/18-10/15/18, Cost $263,693), 3 mo. EURIBOR + 11.750%
13.934% 3/31/26 EUR (d) (e) (g)	161,484	110,631
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (g)	705,000	639,580
		750,211
Sweden — 0.5%
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (g)	800,000	680,806
United Kingdom — 5.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (g)	100,000	89,279
2.125% 8/15/26 EUR (e) (g)	100,000	89,151
4.750% 7/15/27 GBP (e) (g)	125,000	103,720
Bellis Finco PLC
4.000% 2/16/27 GBP (e) (g)	100,000	88,194
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
1.000% FRN 9/15/20 GBP (e) (g) (i)	150,000	181
INEOS Quattro Finance 1 PLC
3.750% 7/15/26 EUR (e) (g)	400,000	351,108
KCA Deutag UK Finance PLC
9.875% 12/01/25 (g)	349,977	329,416
SOFR + 9.000% 12.936% VRN 12/01/25	143,476	142,400
15.000% 12/01/27	89,787	84,624
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	1,426,932	2,328,871
Travelex Topco Ltd.
8.000% 5/15/22 EUR (b) (c) (e) (g) (i)	1,050,000	—
Tullow Oil PLC
7.000% 3/01/25 (g)	1,350,000	814,748
10.250% 5/15/26 (g)	939,000	753,078

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TVL Finance PLC 3 mo. GBP SONIA + 5.395%
8.274% FRN 7/15/25 GBP (e) (g)	$500,000	$568,587
Vedanta Resources Finance II PLC
8.000% 4/23/23 (g)	750,000	708,115
8.950% 3/11/25 (g)	685,000	464,944
Vodafone Group PLC 5 year EUR Swap + 3.227%
3.000% VRN 8/27/80 EUR (e) (g)	125,000	106,542
		7,022,958
United States — 20.7%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	595,000	572,020
5.750% 4/20/29 (g)	114,000	103,990
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (g)	700,000	572,215
Ashtead Capital, Inc.
4.000% 5/01/28 (g)	1,000,000	914,415
5.500% 8/11/32 (g)	750,000	719,741
Avient Corp.
7.125% 8/01/30 (g)	140,000	136,851
Ball Corp.
6.875% 3/15/28	998,000	1,025,116
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	177,780
CCO Holdings LLC/CCO Holdings Capital Corp.
6.375% 9/01/29 (g)	625,000	587,337
Celanese US Holdings LLC
6.379% 7/15/32	800,000	763,174
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (g)	1,000,000	726,020
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (g)	155,000	147,454
8.750% 4/15/30 (g)	519,000	444,373
CMG Media Corp.
8.875% 12/15/27 (g)	972,000	731,624
CommScope, Inc.
4.750% 9/01/29 (g)	444,000	357,953
Condor Merger Sub, Inc.
7.375% 2/15/30 (g)	905,000	727,883
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (g)	750,000	701,430
CVR Energy, Inc.
5.250% 2/15/25 (g)	525,000	483,000
5.750% 2/15/28 (g)	379,000	329,919
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (g)	1,256,000	1,123,693
DISH DBS Corp.
5.250% 12/01/26 (g)	110,000	92,657
5.750% 12/01/28 (g)	142,000	113,334
DISH Network Corp.
3.375% 8/15/26	750,000	469,875
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	169,902
EQM Midstream Partners LP
4.500% 1/15/29 (g)	170,000	142,786
4.750% 1/15/31 (g)	154,000	125,895
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (i)	514,000	—

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC
7.350% 11/04/27	$300,000	$307,410
Garden Spinco Corp.
8.625% 7/20/30 (g)	413,000	437,780
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	942,720
Getty Images, Inc.
9.750% 3/01/27 (g)	650,000	641,592
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (g)	218,000	170,328
HCA, Inc.
5.625% 9/01/28	1,000,000	995,614
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (g)	586,000	557,591
3.750% 12/01/31 (g)	150,000	122,616
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (g)	611,000	564,959
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	213,300	212,063
Nabors Industries, Inc.
7.375% 5/15/27 (g)	473,000	458,193
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (g)	850,000	755,714
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (g)	176,000	164,959
Nordstrom, Inc.
5.000% 1/15/44	1,202,000	730,215
Novelis Corp.
3.875% 8/15/31 (g)	700,000	571,475
Occidental Petroleum Corp.
6.375% 9/01/28	157,000	158,526
6.125% 1/01/31	452,000	456,154
Olympus Water US Holding Corp.
7.125% 10/01/27 (g)	285,000	271,462
4.250% 10/01/28 (g)	210,000	170,487
5.375% 10/01/29 EUR (e) (g)	235,000	181,451
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	120,000	77,963
PROG Holdings, Inc.
6.000% 11/15/29 (g)	717,000	576,955
Rent-A-Center, Inc.
6.375% 2/15/29 (g)	800,000	647,159
Service Properties Trust
4.750% 10/01/26	500,000	393,475
Sonic Automotive, Inc.
4.625% 11/15/29 (g)	573,000	458,806
4.875% 11/15/31 (g)	289,000	227,207
Spirit AeroSystems, Inc.
9.375% 11/30/29 (g)	248,000	261,070
Staples, Inc.
10.750% 4/15/27 (g)	1,000,000	720,100
T-Mobile USA, Inc.
3.375% 4/15/29	750,000	660,496
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	225,288
Trident TPI Holdings, Inc.
9.250% 8/01/24 (g)	1,125,000	1,069,461

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Triumph Group, Inc.
6.250% 9/15/24 (g)	$161,000	$152,142
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g)	225,000	155,296
		26,957,164

TOTAL CORPORATE DEBT (Cost $71,551,842)		56,993,928

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Cayman Islands — 6.9%
Alinea CLO Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 6.000%
10.243% FRN 7/20/31 (g)	1,250,000	1,045,442
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD LIBOR + 5.200%
9.443% FRN 7/20/30 (g)	800,000	642,780
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.610%
10.935% FRN 7/23/34 (g)	1,000,000	867,545
CIFC Funding 2017-V Ltd., Series 2017-5A, Class D, 3 mo. USD LIBOR + 6.100%
10.179% FRN 11/16/30 (g)	500,000	431,961
Galaxy XXIV Clo Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 5.500%
9.579% FRN 1/15/31 (g)	700,000	599,012
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
VRN 4/19/30 (g) (j)	500,000	103,707
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD LIBOR + 5.000%
9.243% FRN 4/20/30 (g)	500,000	428,701
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD LIBOR + 7.600%
11.679% FRN 7/15/30 (g)	500,000	403,048
Magnetite VII Ltd., Series 2012-7A, Class SUB,
VRN 1/15/28 (g) (j)	2,000,000	661,464
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class E, 3 mo. USD LIBOR + 5.900%,
10.094% FRN 10/18/30 (g)	1,000,000	902,494
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class SUB,
VRN 7/20/26 (g) (j)	1,400,000	589,422
Steele Creek Clo 2018-2 Ltd., Series 2018-2A, Class E, 3 mo. USD LIBOR + 6.200%
10.874% FRN 8/18/31 (g)	850,000	636,769
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 9.829% FRN 7/15/30 (g)	1,450,000	1,186,030
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 10.475% FRN 11/20/30 (g)	500,000	401,604
		8,899,979
Ireland — 1.6%
Bain Capital Euro CLO, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
7.598% FRN 7/17/34 EUR (e) (g)	800,000	655,232
Blackrock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
6.548% FRN 10/15/31 EUR (e) (g)	725,000	605,374

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
7.622% FRN 7/21/34 EUR (e) (g)	$1,000,000	$869,300
		2,129,906
United States — 1.1%
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.500% 9.579% FRN 7/17/31 (g)	1,000,000	733,108
Series 2017-3A, Class D, 3 mo. USD LIBOR + 5.550% 9.629% FRN 1/17/31 (g)	1,000,000	752,558
		1,485,666

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,059,688)		12,515,551

TOTAL BONDS & NOTES (Cost $149,381,836)		122,324,507

	Number of Shares
WARRANTS — 0.1%
United Kingdom — 0.1%
Travelex Topco Ltd. (a)	837	45,535

TOTAL WARRANTS (Cost $0)		45,535

TOTAL PURCHASED OPTIONS(#) — 0.3% (Cost $381,492)		338,040

TOTAL LONG-TERM INVESTMENTS (Cost $150,113,072)		123,188,372

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (k)	$4,048,009	4,048,009

TOTAL SHORT-TERM INVESTMENTS (Cost $4,048,009)		4,048,009

TOTAL INVESTMENTS — 97.9% (Cost $154,161,081) (l)		127,236,381

Less Unfunded Loan Commitments — (0.1)%		(128,930)

NET INVESTMENTS — 97.8% (Cost $154,032,151)		127,107,451

Other Assets/(Liabilities) — 2.2%		2,917,531

NET ASSETS — 100.0%		$130,024,982

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
PIK	Payment in Kind
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2022, these securities amounted to a value of $697,952 or 0.54% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2022, these securities amounted to a value of $1,606,896 or 1.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Unfunded or partially unfunded loan commitments.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $60,583,712 or 46.59% of net assets.
(h)	Security is perpetual and has no stated maturity date.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2022, these securities amounted to a value of $876,085 or 0.67% of net assets.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(k)	Maturity value of $4,048,585. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 5/15/28 , and an aggregate market value, including accrued interest, of $4,129,002.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	4/21/23	3,600.00	36	USD	12,960,000	$338,040	$381,492	$(43,452)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	1/13/23	USD	7,009,141	GBP	5,727,872	$82,785
Bank of America N.A.	1/13/23	USD	98,074	CAD	133,770	(727)
Bank of America N.A.	1/13/23	EUR	725,602	USD	772,902	4,305
Bank of America N.A.	1/13/23	GBP	754,789	USD	917,568	(4,849)
Morgan Stanley & Co. LLC	1/13/23	USD	28,818,893	EUR	27,328,532	(453,245)
						$(371,731)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.3%

CORPORATE DEBT — 44.1%
Azerbaijan — 1.2%
Southern Gas Corridor CJSC
6.875% 3/24/26 (a)	$600,000	$614,292
Brazil — 0.5%
Prumo Participacoes e Investimentos S/A
7.500% 12/31/31 (a)	256,922	242,601
British Virgin Islands — 1.7%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.250% 4/27/29 (a)	945,000	880,948
Cayman Islands — 1.0%
Rutas 2 and 7 Finance Ltd.
0.000% 9/30/36 (a)	793,333	498,495
Chile — 0.7%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	445,371	341,140
Greece — 2.5%
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (a) (b)	500,000	446,966
5 year EUR Swap + 9.195% 8.750% VRN EUR (a) (b) (c)	1,000,000	845,655
		1,292,621
India — 0.6%
Future Retail Ltd.
5.600% 1/22/25 (a)	794,000	23,820
JSW Steel Ltd.
5.050% 4/05/32 (a)	375,000	296,823
		320,643
Indonesia — 2.2%
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	500,000	491,905
Saka Energi Indonesia PT
4.450% 5/05/24 (a)	680,000	648,878
		1,140,783
Ireland — 0.2%
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (c) (d)	1,450,000	40,781
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a) (d)	1,165,000	68,662
		109,443

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Luxembourg — 3.6%
Acu Petroleo Luxembourg Sarl
7.500% 7/13/35 (a)	$541,000	$493,922
FEL Energy VI Sarl
5.750% 12/01/40 (a)	646,765	563,342
Kenbourne Invest SA
4.700% 1/22/28 (a)	510,000	397,794
Tupy Overseas SA
4.500% 2/16/31 (a)	443,000	369,245
		1,824,303
Mauritius — 5.5%
Axian Telecom
7.375% 2/16/27 (a)	408,000	354,960
India Cleantech Energy
4.700% 8/10/26 (a)	780,328	664,449
India Toll Roads
5.500% 8/19/24 (a)	999,000	960,239
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (a) (c)	1,250,000	857,500
		2,837,148
Mexico — 7.9%
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.034%
6.625% VRN (a) (c)	984,000	814,040
Electricidad Firme de Mexico Holdings SA de CV
4.900% 11/20/26 (a)	263,000	231,111
Fomento Economico Mexicano SAB de CV
3.500% 1/16/50	466,000	326,810
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	235,589
Orbia Advance Corp. SAB de CV
5.500% 1/15/48 (a)	300,000	244,782
Petroleos Mexicanos
5.950% 1/28/31	1,000,000	756,768
6.625% 6/15/38	266,000	181,760
6.950% 1/28/60	1,304,000	823,997
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	455,250
		4,070,107
Morocco — 1.3%
OCP SA
5.125% 6/23/51 (a)	912,000	689,808
Netherlands — 0.8%
Prosus NV
3.832% 2/08/51 (a)	706,000	429,503
Oman — 0.8%
Oman Arab Bank SAOG 5 year CMT + 6.807%
7.625% VRN (a) (c)	443,000	425,705
Peru — 0.5%
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA
3.500% 8/02/28 (a)	265,000	227,105

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saudi Arabia — 0.7%
Saudi Arabian Oil Co.
3.500% 11/24/70 (a)	$529,000	$358,563
Singapore — 0.6%
Medco Laurel Tree Pte Ltd.
6.950% 11/12/28 (a)	350,000	310,452
South Africa — 1.6%
Absa Group Ltd. 5 year CMT + 5.411%
6.375% VRN (a) (c)	925,000	839,919
United Kingdom — 6.1%
Silknet JSC
8.375% 1/31/27 (a)	597,000	562,673
TBC Bank JSC 5 year USD ICE Swap + 8.995%
10.775% VRN (a) (c)	645,000	598,237
Tullow Oil PLC
7.000% 3/01/25 (a)	340,000	205,196
10.250% 5/15/26 (a)	618,000	495,636
Vedanta Resources Finance II PLC
8.950% 3/11/25 (a)	1,370,000	929,887
9.250% 4/23/26 (a)	550,000	354,624
		3,146,253
United States — 2.5%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par
4.050% 4/27/26 (a)	228,000	201,039
Sasol Financing USA LLC
5.500% 3/18/31	500,000	407,072
Stillwater Mining Co.
4.500% 11/16/29 (a)	850,000	680,000
		1,288,111
Uzbekistan — 1.6%
Uzauto Motors AJ
4.850% 5/04/26 (a)	991,000	816,307

TOTAL CORPORATE DEBT (Cost $29,575,854)		22,704,250

SOVEREIGN DEBT OBLIGATIONS — 53.2%

Angola — 2.9%
Angolan Government International Bond
8.250% 5/09/28 (a)	850,000	772,480
9.375% 5/08/48 (a)	900,000	711,000
		1,483,480
Armenia — 1.1%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	586,875

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bahamas — 1.6%
Bahamas Government International Bond
8.950% 10/15/32 (a)	$800,000	$641,415
9.000% 6/16/29 (a)	230,000	196,609
		838,024
Brazil — 2.3%
Brazil Notas do Tesouro Nacional, Series B
6.000% 8/15/50 BRL (b)	1,000,000	752,421
Brazilian Government International Bond
4.750% 1/14/50	200,000	139,942
5.625% 2/21/47	370,000	292,832
		1,185,195
Costa Rica — 1.0%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	550,000	533,058
Czech Republic — 2.6%
Czech Republic Government Interntional Bond
0.950% 5/15/30 CZK (a) (b)	20,000,000	659,213
1.500% 4/24/40 CZK (b)	25,710,000	679,186
		1,338,399
Dominican Republic — 2.1%
Dominican Republic International Bond
5.500% 2/22/29 (a)	610,000	559,368
6.000% 2/22/33 (a)	590,000	532,053
		1,091,421
Ecuador — 1.4%
Ecuador Government International Bond
2.500% STEP 7/31/35 (a)	550,000	252,856
5.500% STEP 7/31/30 (a)	750,000	481,926
		734,782
Guatemala — 1.1%
Guatemala Government International Bond
4.650% 10/07/41 (a)	710,000	570,089
Hungary — 3.0%
Hungary Government International Bond
3.000% 4/25/41 HUF (b)	710,000,000	930,240
4.500% 3/23/28 HUF (b)	300,000,000	622,229
		1,552,469
Ivory Coast — 2.6%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	1,125,366	1,061,558
5.875% 10/17/31 EUR (a) (b)	300,000	268,443
		1,330,001

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jamaica — 0.4%
Jamaica Government International Bond
7.875% 7/28/45	$200,000	$224,683
Malaysia — 2.3%
Malaysia Government International Bond
3.955% 9/15/25 MYR (b)	5,222,000	1,191,300
Mexico — 4.2%
Mexican Bonos
5.750% 3/05/26 MXN (b)	5,210,000	241,831
Mexican Udibonos
2.750% 11/27/31 MXN (b)	18,268,575	837,449
4.500% 12/04/25 MXN (b)	21,411,051	1,092,292
		2,171,572
Morocco — 1.0%
Morocco Government International Bond
5.500% 12/11/42 (a)	570,000	488,561
Oman — 1.6%
Oman Government International Bond
6.250% 1/25/31 (a)	350,000	351,928
6.750% 1/17/48 (a)	200,000	187,111
7.375% 10/28/32 (a)	270,000	292,746
		831,785
Paraguay — 0.6%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	284,359
Peru — 1.8%
Peru Government International Bond
6.850% 2/12/42 PEN (b)	3,909,000	905,407
Romania — 3.8%
Romanian Government International Bond
3.624% 5/26/30 EUR (a) (b)	640,000	558,777
4.625% 4/03/49 EUR (a) (b)	1,030,000	795,421
5.250% 11/25/27 (a)	640,000	613,924
		1,968,122
Serbia — 3.6%
Serbia Government International Bond
2.050% 9/23/36 EUR (a) (b)	2,549,000	1,528,908
3.125% 5/15/27 EUR (a) (b)	340,000	312,546
		1,841,454
South Africa — 5.0%
Republic of South Africa Government International Bond
6.250% 3/08/41	590,000	501,618
8.750% 1/31/44 ZAR (b)	20,850,000	955,667
10.500% 12/21/26 ZAR (b)	17,690,000	1,095,367
		2,552,652

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sri Lanka — 1.1%
Sri Lanka Government International Bond
6.200% 5/11/27 (a)	$400,000	$123,632
6.750% 4/18/28 (a) (d)	200,000	62,050
6.825% 7/18/26 (a)	400,000	124,603
6.850% 11/03/25 (a) (d)	610,000	192,207
7.850% 3/14/29 (a)	200,000	62,050
		564,542
Tajikistan — 1.4%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	720,752
Uruguay — 3.1%
Uruguay Government International Bond
3.875% 7/02/40 UYU (b)	48,594,383	1,245,402
5.750% 10/28/34	300,000	323,716
		1,569,118
Yugoslavia — 1.6%
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (b)	350,000	291,764
3.675% 6/03/26 EUR (a) (b)	550,000	541,383
		833,147

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,454,595)		27,391,247

TOTAL BONDS & NOTES (Cost $61,030,449)		50,095,497

TOTAL LONG-TERM INVESTMENTS (Cost $61,030,449)		50,095,497

SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	355,909	355,909

TOTAL SHORT-TERM INVESTMENTS (Cost $355,909)		355,909

TOTAL INVESTMENTS — 98.0% (Cost $61,386,358) (f)		50,451,406

Other Assets/(Liabilities) — 2.0%		1,042,323

NET ASSETS — 100.0%		$51,493,729

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $35,567,508 or 69.07% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security is perpetual and has no stated maturity date.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2022, these securities amounted to a value of $363,700 or 0.71% of net assets.
(e)	Maturity value of $355,960. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 05/15/28, and an aggregate market value, including accrued interest, of $363,122.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	1/17/23	NOK	49,742,309	USD	4,650,638	$429,473
Bank of America N.A.	1/17/23	USD	3,977,947	CHF	3,931,289	(279,625)
Bank of America N.A.	1/17/23	USD	2,078,000	NOK	20,765,209	(42,721)
Bank of America N.A.	1/24/23	JPY	349,247,500	USD	2,374,749	293,047
Bank of America N.A.	2/14/23	PLN	10,047,265	USD	2,119,229	166,273
Bank of America N.A.	2/14/23	USD	5,630,152	EUR	5,549,135	(326,198)
Bank of America N.A.	2/21/23	PHP	102,820,432	USD	1,854,191	(8,968)
Bank of America N.A.	2/21/23	USD	1,791,141	PHP	102,820,432	(54,081)
Bank of America N.A.	2/21/23	USD	2,382,349	CNH	16,654,529	(33,033)
Barclays Bank PLC	2/14/23	USD	25,825	CZK	590,932	(263)
BNP Paribas SA	1/24/23	USD	3,779,983	INR	314,305,600	(15,382)
BNP Paribas SA	2/21/23	SGD	5,000,785	USD	3,701,557	34,917
BNP Paribas SA	2/21/23	USD	3,657,630	SGD	5,000,785	(78,844)
Canadian Imperial Bank of Commerce	1/10/23	MXN	39,341,394	USD	1,992,589	24,169
Citibank N.A.	1/10/23	COP	2,187,147,076	USD	452,670	(2,017)
Citibank N.A.	1/10/23	CLP	497,937,493	USD	576,050	10,618
Citibank N.A.	1/10/23	USD	478,326	COP	2,187,147,076	27,673
Citibank N.A.	1/10/23	USD	528,852	CLP	497,937,493	(57,816)
Citibank N.A.	1/17/23	USD	256,000	ZAR	4,449,394	(5,575)
Citibank N.A.	2/08/23	COP	2,751,943,905	USD	566,167	(2,131)
Citibank N.A.	2/08/23	USD	554,051	COP	2,751,943,905	(9,985)
Goldman Sachs International	1/10/23	MXN	24,339,957	USD	1,224,000	23,739
HSBC Bank USA	1/10/23	USD	1,990,000	BRL	10,556,174	(6,728)
HSBC Bank USA	1/17/23	ILS	5,099,633	USD	1,442,000	9,462
HSBC Bank USA	1/17/23	USD	3,295,470	ZAR	60,078,063	(236,459)
HSBC Bank USA	1/17/23	USD	1,345,000	EUR	1,369,802	(122,603)
HSBC Bank USA	1/30/23	USD	3,806,250	CNH	27,268,381	(141,689)
HSBC Bank USA	2/08/23	USD	655,770	PEN	2,644,918	(38,347)
HSBC Bank USA	2/14/23	CZK	49,460,860	USD	2,027,084	156,461
HSBC Bank USA	2/14/23	ILS	11,496,003	USD	3,273,955	2,593
HSBC Bank USA	2/14/23	USD	4,507,878	HUF	1,852,512,328	(401,051)
HSBC Bank USA	2/14/23	EUR	863,810	USD	918,000	9,200
HSBC Bank USA	2/21/23	KRW	4,675,354,030	USD	3,580,726	135,306
HSBC Bank USA	2/21/23	THB	20,077,200	USD	585,000	(2,621)
HSBC Bank USA	2/21/23	USD	3,257,827	INR	265,921,890	52,139
JP Morgan Chase Bank N.A.	1/10/23	BRL	2,246,591	USD	413,927	11,022
JP Morgan Chase Bank N.A.	1/10/23	PEN	1,129,401	USD	294,000	3,257
JP Morgan Chase Bank N.A.	1/10/23	USD	549,095	BRL	2,888,680	2,694
JP Morgan Chase Bank N.A.	1/10/23	USD	550,000	PEN	2,126,300	(9,640)
JP Morgan Chase Bank N.A.	1/17/23	EUR	1,586,863	USD	1,678,917	21,244
Morgan Stanley & Co. LLC	1/10/23	USD	4,112,477	MXN	83,594,310	(172,819)
Morgan Stanley & Co. LLC	1/17/23	ZAR	28,447,138	USD	1,596,679	75,700
Morgan Stanley & Co. LLC	1/17/23	USD	225,000	EUR	217,061	(7,558)
Morgan Stanley & Co. LLC	1/24/23	MYR	7,953,649	USD	1,684,382	134,842
Morgan Stanley & Co. LLC	1/24/23	USD	1,796,217	MYR	7,953,649	(23,007)
Morgan Stanley & Co. LLC	2/14/23	USD	2,315,780	CHF	2,260,959	(140,232)
Morgan Stanley & Co. LLC	2/21/23	JPY	700,965,552	USD	5,111,425	263,153
Morgan Stanley & Co. LLC	2/21/23	USD	1,334,619	MYR	5,905,687	(18,417)
						$(350,828)

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	3/22/23	89	$(10,021,305)	$26,883
U.S. Treasury Ultra Bond	3/22/23	8	(1,068,103)	(6,397)
				$20,486

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	BBB	12/20/27	USD	1,280,000	$(768)	$(7,133)	$6,365
Republic of Peru	1.000%	Quarterly	Goldman Sachs International	BBB	12/20/27	USD	1,300,000	(9,842)	(11,903)	2,061
Malaysia Sovereign	1.000%	Quarterly	Morgan Stanley & Co. LLC	A	12/20/27	USD	1,000,000	8,765	(6,528)	15,293
Republic of Philippines	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	12/20/27	USD	1,000,000	709	(15,956)	16,665
Republic of Chile	1.000%	Quarterly	Morgan Stanley & Co. LLC	A	12/20/27	USD	1,300,000	(3,576)	(18,402)	14,826
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	12/20/27	USD	1,345,000	(15,755)	(33,142)	17,387
								$(20,467)	$(93,064)	$72,597

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BRL CDI	Maturity	5.855%	Maturity	1/02/23	BRL	11,441,936	$(130,013)	$—	$(130,013)
BRL CDI	Maturity	6.740%	Maturity	1/02/23	BRL	13,050,205	(129,030)	—	(129,030)
BRL CDI	Maturity	6.380%	Maturity	1/02/23	BRL	15,433,847	6,056	—	6,056
BRL CDI	Maturity	11.215%	Maturity	1/02/29	BRL	7,351,584	(108,068)	—	(108,068)
BRL CDI	Maturity	11.280%	Maturity	1/02/29	BRL	2,672,803	(37,394)	—	(37,394)
BRL CDI	Maturity	13.165%	Maturity	1/02/29	BRL	2,539,758	19,156	—	19,156
BRL CDI	Maturity	13.020%	Maturity	1/02/29	BRL	2,607,099	15,356	—	15,356
KW CDC	Quarterly	3.783%	Quarterly	9/15/24	KRW	4,437,000,000	1,663	—	1,663
8.065%	Quarterly	ZAR JIBAR	Quarterly	10/07/25	ZAR	68,000,000	(18,953)	—	(18,953)
							$(381,227)	$—	$(381,227)

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

OTC Currency Swaps
Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Fixed 5.500%	EUR 500,000	Annually	Fixed 6.705%	USD 607,250	Semi-Annually	Citibank N.A.	2/19/25	$71,948	$(350)	$72,298
Fixed 3.675%	EUR 550,000	Annually	Fixed 4.793%	USD 604,450	Semi-Annually	Citibank N.A.	6/03/26	14,803	(467)	15,270
Fixed 3.125%	EUR 340,000	Annually	Fixed 4.320%	USD 367,540	Semi-Annually	Citibank N.A.	5/15/27	5,313	(170)	5,483
Fixed 5.875%	EUR 300,000	Annually	Fixed 8.460%	USD 330,000	Semi-Annually	Citibank N.A.	10/17/31	49,166	(270)	49,436
Fixed 8.750%	EUR 1,000,000	Semi-Annually	Fixed 10.219%	USD 1,218,000	Semi-Annually	JP Morgan Chase Bank N.A.	6/16/26	180,784	300	180,484
								$322,014	$(957)	$322,971

†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 97.4%
Bermuda — 1.1%
Kunlun Energy Co. Ltd.	160,000	$113,479
Brazil — 3.3%
Atacadao SA	13,700	38,357
Banco do Brasil SA	9,300	61,049
BB Seguridade Participacoes SA	25,500	161,918
Localiza Rent a Car SA	6,126	61,695
		323,019
Cayman Islands — 20.1%
Alibaba Group Holding Ltd. (a)	35,688	394,037
China Resources Land Ltd.	36,000	163,512
JD.com, Inc. Class A	7,162	201,326
Li Auto, Inc. ADR (a)	5,268	107,467
Meituan Class B (a) (b)	11,900	263,125
Sunny Optical Technology Group Co. Ltd.	5,400	64,262
Tencent Holdings Ltd.	14,500	616,282
Topsports International Holdings Ltd. (b)	219,000	171,840
		1,981,851
China — 11.3%
China Construction Bank Corp. Class H	301,000	188,594
China Longyuan Power Group Corp. Class H	110,000	134,569
ENN Natural Gas Co. Ltd. Class A	41,900	96,895
Luxshare Precision Industry Co. Ltd. Class A	21,900	100,095
NARI Technology Co. Ltd. Class A	36,840	128,841
Ping An Bank Co. Ltd. Class A	61,200	115,905
Ping An Insurance Group Co. of China Ltd. Class H	35,000	231,007
WuXi AppTec Co. Ltd. Class H (b)	10,600	112,007
		1,107,913
Czech Republic — 0.7%
Komercni banka AS	2,232	64,540
Hong Kong — 2.1%
AIA Group Ltd.	18,800	207,120
India — 12.6%
Axis Bank Ltd. GDR	4,245	241,116
HDFC Bank Ltd. ADR	5,780	395,410
Infosys Ltd. ADR	12,702	228,763

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reliance Industries Ltd. GDR (b)	6,072	$373,428
		1,238,717
Indonesia — 2.9%
Bank Negara Indonesia Persero Tbk PT	221,000	130,466
Telkom Indonesia Persero Tbk PT	654,500	157,675
		288,141
Luxembourg — 1.7%
Samsonite International SA (a) (b)	63,300	165,520
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV Class O	23,027	165,720
Netherlands — 0.0%
X5 Retail Group N.V. GDR (c) (d)	4,250	—
Republic of Korea — 15.0%
Cheil Worldwide, Inc.	6,345	116,094
Hana Financial Group, Inc.	8,102	271,099
Hyundai Motor Co.	1,251	150,357
LG Chem Ltd.	511	244,448
Samsung Electronics Co. Ltd.	15,743	694,236
		1,476,234
Saudi Arabia — 3.0%
The Saudi National Bank	9,353	125,908
Saudi Tadawul Group Holding Co.	1,849	88,781
Saudi Telecom Co.	8,072	78,754
		293,443
South Africa — 3.0%
AngloGold Ashanti Ltd. Sponsored ADR	7,705	149,631
FirstRand Ltd.	41,232	150,598
		300,229
Taiwan — 13.1%
CTBC Financial Holding Co. Ltd.	153,000	109,965
Hon Hai Precision Industry Co. Ltd.	58,000	188,435
MediaTek, Inc.	6,000	121,872
Powertech Technology, Inc.	44,000	113,326
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	757,882
		1,291,480
Thailand — 1.8%
CP ALL PCL	89,200	175,834
United Arab Emirates — 1.2%
Emaar Properties PJSC	74,262	118,207
United Kingdom — 0.9%
Anglo American PLC	2,293	89,564
United States — 1.9%
Yum China Holdings, Inc.	3,398	185,701

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $9,870,869)		$9,586,712

PREFERRED STOCK — 1.4%
Brazil — 1.4%
Gerdau SA
	24,100	133,197

TOTAL PREFERRED STOCK (Cost $124,643)		133,197

TOTAL EQUITIES (Cost $9,995,512)		9,719,909

MUTUAL FUNDS — 0.9%
United States — 0.9%
iShares MSCI Qatar ETF	5,087	93,324

TOTAL MUTUAL FUNDS (Cost $114,050)		93,324

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (a)	26	53

TOTAL RIGHTS (Cost $0)		53

TOTAL LONG-TERM INVESTMENTS (Cost $10,109,562)		9,813,286

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	$147,943	147,943

TOTAL SHORT-TERM INVESTMENTS (Cost $147,943)		147,943

TOTAL INVESTMENTS — 101.2% (Cost $10,257,505) (f)		9,961,229

Other Assets/(Liabilities) — (1.2)%		(116,573)

NET ASSETS — 100.0%		$9,844,656

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $1,085,920 or 11.03% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $147,964. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 5/15/28 , and an aggregate market value, including accrued interest, of $150,913.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)

MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2022, for the Funds’ investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$—	$738,620 *	$642,949		$1,381,569
Bank Loans (Less Unfunded Loan Commitments)	—	212,139,110	—	+	212,139,110
Corporate Debt	—	10,271,169	—	+	10,271,169
Warrants	—	15,505	—		15,505
Unfunded Loan Commitments**	—	(21,940)	—		(21,940)
Total Investments	$—	$223,142,464	$642,949		$223,785,413

Asset Derivatives
Forward Contracts	$—	$249,154	$—		$249,154

Liability Derivatives
Forward Contracts	$—	$(951,040)	$—		$(951,040)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
France	$—	$6,762	$—		$6,762
Spain	—	—	—	+	—
United Kingdom	—	151,297	322,231		473,528
Bank Loans (Less Unfunded Loan Commitments)	—	52,316,923	375,721		52,692,644
Corporate Debt	—	56,993,928	—	+	56,993,928
Non-U.S. Government Agency Obligations	—	12,515,551	—		12,515,551
Warrants	—	45,535	—		45,535
Purchased Options	338,040	—	—		338,040
Short-Term Investments	—	4,048,009	—		4,048,009
Unfunded Loan Commitments**	—	(6,546)	—		(6,546)
Total Investments	$338,040	$126,071,459	$697,952		$127,107,451

Asset Derivatives
Forward Contracts	$—	$87,090	$—		$87,090

Liability Derivatives
Forward Contracts	$—	$(458,821)	$—		$(458,821)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$22,704,250	$—	$22,704,250
Sovereign Debt Obligations	—	27,391,247	—	27,391,247
Short-Term Investments	—	355,909	—	355,909
Total Investments	$—	$50,451,406	$—	$50,451,406

Asset Derivatives
Forward Contracts	$—	$1,886,982	$—	$1,886,982
Futures Contracts	26,883	—	—	26,883
Swap Agreements	—	373,719	—	373,719
Total	$26,883	$2,260,701	$—	$2,287,584

Liability Derivatives
Forward Contracts	$—	$(2,237,810)	$—	$(2,237,810)
Futures Contracts	(6,397)	—	—	(6,397)
Swap Agreements	—	(453,399)	—	(453,399)
Total	$(6,397)	$(2,691,209)	$—	$(2,697,606)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Emerging Markets Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Bermuda	$—	$113,479	$—		$113,479
Brazil	—	323,019	—		323,019
Cayman Islands	107,467	1,874,384	—		1,981,851
China	—	1,107,913	—		1,107,913
Czech Republic	—	64,540	—		64,540
Hong Kong	—	207,120	—		207,120
India	1,238,717	—	—		1,238,717
Indonesia	—	288,141	—		288,141
Luxembourg	—	165,520	—		165,520
Mexico	165,720	—	—		165,720
Netherlands	—	—	—	+	—
Republic of Korea	—	1,476,234	—		1,476,234
Saudi Arabia	—	293,443	—		293,443
South Africa	149,631	150,598	—		300,229
Taiwan	—	1,291,480	—		1,291,480
Thailand	—	175,834	—		175,834
United Arab Emirates	—	118,207	—		118,207
United Kingdom	—	89,564	—		89,564
United States	185,701	—	—		185,701
Preferred Stock*
Brazil	—	133,197	—		133,197
Mutual Funds	93,324	—	—		93,324
Rights	53	—	—		53
Short-Term Investments	—	147,943	—		147,943
Total Investments	$1,940,613	$8,020,616	$—		$9,961,229

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation/(depreciation) on the commitment.

+	Represents a security at $0 value as of December 31, 2022.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2022, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At December 31, 2022, the aggregate cost of investments and the unrealized appreciation/(depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Global Floating Rate Fund	$259,185,819	$482,470	$(35,882,876)	$(35,400,406)
Global Credit Income Opportunities Fund	154,032,151	1,468,600	(28,393,301)	(26,924,701)
Emerging Markets Debt Blended Total Return Fund	61,386,358	571,593	(11,506,545)	(10,934,952)
Global Emerging Markets Equity Fund	10,257,505	1,309,582	(1,605,858)	(296,276)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.